Tax - Disclosure of tax charged/(credited) to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax:
Share-based payments	£ (1)	£ (1)	£ (2)
Deferred tax:
Investments at fair value through other comprehensive income	0	0	1
Cash flow hedges, cost of hedging and own credit reserve	(16)	36	56
Remeasurements of pension assets and post-retirement benefit obligations	39	(23)	(50)
Share-based payments	(9)	2	0
Tax charged/(credited) to other comprehensive income and equity	13	14	5
Total tax recognised in the statements of comprehensive income from continuing operations	23	13	7
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ (10)	£ 1	£ (2)